Commitments Disclosure	Dec. 31, 2020
Notes
Commitments Disclosure

Note 12. Commitments

Business Interruption

The Company has been impacted by public health crises beyond its control. The pandemic caused the Company to close its retail stores for a period of time which negatively impacted sales of its products. The Company’s customers and suppliers also experienced similar disruption. In December 2019, a novel strain of the Coronavirus, COVID-19, was reported to have surfaced in Wuhan, China, which has evolved into a pandemic. This situation and preventative or protective actions that governments have taken to counter the effects of the pandemic have resulted in a period of business disruption, including delays in shipments of products and raw materials. COVID-19 has spread to over 175 countries, including the United States, and efforts to contain the spread of COVID-19 have intensified. To the extent the impact of COVID-19 continues or worsens, the demand for the Company’s products may be negatively impacted. COVID-19 has also impacted the Company’s sales efforts as it has been forced to shut down its two New Jersey retail stores. The Company’s ability to promote sales through promotional activities has also been constrained. Trade shows and sales conferences, major events used to introduce and sell the Company’s products, have been postponed indefinitely. The length and severity of the pandemic also affected the Company’s wholesale sales, which in turn resulted in reduced sales and a lower gross margin.